LEASES - Information related to operating leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Operating lease right-of-use assets	$ 145,535	$ 283,645
Liabilities
Current portion of operating lease liabilities	92,055	141,341
Operating lease liabilities	$ 53,480	$ 142,304
Weighted average remaining lease term (years)	1 year 6 months	2 years 2 months 12 days
Weighted average discount rate	3.90%	3.90%